BORROWINGS	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
BORROWINGS

NOTE 8 — BORROWINGS

		As of March 31,
		2025	2026
	Note	RMB	RMB
Short-term borrowings
China Resources Bank of Zhuhai Co., Ltd. Loan 3	(a)	22,000	19,000
ICBC Loan 3	(b)	7,600	6,900
Bank of Beijing Loan 1	(c)	5,000	5,000
Bank of Beijing Loan 2	(d)	5,000	5,000
China Resources SZITIC Trust Company Limited Loan 2	(e)	5,000	4,000
Shenzhenwan Branch of Shanghai Pudong Development Bank	(f)	8,000	8,000
China Post Savings Bank Meilin Branch	(g)	5,000	5,000
Bank of China, Wenjin Plaza Sub-branch 1	(h)	-	4,960
		57,600	57,860

Guangxi Beibu Gulf Bank Loan 1	(i)	5,000	5,000
Guangxi Beibu Gulf Bank Loan 2	(j)	1,000	400
Bank of China, Wenjin Plaza Sub-branch 2	(k)	-	4,980
		6,000	10,380
Representing by:
Current portion of long-term borrowings		-	5,400
Non-current portion of long-term borrowings		6,000	4,980

(a)	On November 10, 2023, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd., to borrow RMB22 million as working capital at an annual effective interest rate of 3.55%. The loan was rollover in Nov 2024 and 2025. The loan will be due in November 2026 with interest rate of 4.0%. The Company mortgaged the office owned by UTime SZ.

The loan agreement contains certain financial and operational covenants, including but not limited to the following:

●	Collateral maintenance covenant: The appraised value of the mortgaged property securing the loan shall be maintained at no less than RMB 15.04 million at all times during the term of the loan; and
●	Cash flow covenant: The direct sales proceeds collected by the Lender from the Company’s operations shall be no less than RMB 5.0 million during the loan period.

(b)	On December 18, 2025, UTime SZ entered into a loan agreement with ICBC, to borrow RMB6.9 million as working capital at an annual effective interest rate of 3.20%. The loan will be due in Nov 2026.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 8 — BORROWINGS (cont.)

(c)	On January 2, 2024, UTime SZ entered into a credit agreement with Bank of Beijing, according to which Bank of Beijing agreed to provide UTime SZ with a credit facility of up to RMB10 million with a three-year term from January 2, 2024 to January 2, 2027. On January 2, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB 5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse. The loan was repayment on January 2, 2025 and 2026, and the bank re-extended the loan to the Company on January 7, 2026, with interest rate of 3.45% and unchanged guarantor, with the loan now due on January 2, 2027.

(d)	On February 27, 2024, UTime SZ entered into a loan agreement with Bank of Beijing, to borrow RMB5 million as working capital at an annual effective interest rate of 4.5%. The loan is guaranteed by Mr. Bao and his spouse. The loan was repayment on January 15, 2025 and January 2026,.The bank re-extended the loan to the Company on January 12, 2026 to January 2, 2027, with interest rate of 3.45% and unchanged guarantor.

(e)	On March 28, 2026, UTime SZ entered into a working capital loan agreement with CITIC Bank – Shenzhen Branch, to borrow RMB4 million as working capital at an annual effective interest rate of 3.60%. The loan is guaranteed by Mr. Bao. The loan will be due in March 2027.

(f)	In May 2024, UTime SZ entered into a credit agreement with Shanghai Pudong Development Bank to borrow RMB8 million for a term of 1 year. The loan is guaranteed by Mr. Bao. The bank re-extended the loan to the Company on April 21, 2026 to April 8, 2026, with interest rate of 4.32% and unchanged guarantor.

(g)	In Feb 2025, UTime SZ entered into a credit agreement with Postal Savings Bank of China Bank to borrow RMB5 million for a term of 1 years. Mr. Bao is a co-borrower for this loan. The bank re-extended the loan to the Company on February 2, 2026 to February 9, 2027, with interest rate of 3.11%.

(h)	In April 2025, UTime SZ entered into a credit agreement with Bank of China to borrow RMB4.96 million for a term of one (1) year with the interest rate of 3.10%. The loan was repaid in full on April 28, 2026.

(i)	On January 25, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank to borrow RMB5 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mr. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%. .

(j)	On January 26, 2024, UTime Guangxi entered into a working capital loan agreement with Guangxi Beibu Gulf Bank, to borrow RMB1 million as working capital at an annual effective interest rate of 3.35%. The loan is guaranteed by Mr. Bao and his spouse, Mrs. He Bo, the legal representative of UTime Guangxi, UTime SZ and Nanning Nanfang Financing Guarantee Co., Ltd, a third party. The loan was rolled over in January 2025 and, as a result, the loan will be due in January 2027 with interest rate of 4.5%.

(k)	In Oct 2025, UTime SZ entered into a credit agreement with Bank of China to borrow RMB4.98 million for a term of two (2) years with the interest rate of 3.35%. The loan will come due in October 2027.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)